Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
Schedule of Properties and Equipment	The properties and equipment as of December 31, 2025 and 2024 are composed as follows:
	Average useful Life		Average remaining depreciation		Gross balance		Accumulated Depreciation		Net balance
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
	Years	Years	Years	Years	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Class of property and equipment:
Land and buildings	25	26	17	18	324,366	327,862	(175,899)	(173,132)	148,467	154,730
Equipment	5	5	3	3	259,367	261,142	(236,924)	(236,146)	22,443	24,996
Others	7	7	4	4	60,170	63,198	(51,666)	(53,851)	8,504	9,347
Total					643,903	652,202	(464,489)	(463,129)	179,414	189,073

Schedule of Changes in Property and Equipment	Changes in property and equipment as of December 31, 2025 and 2024, are detailed as follows:
	December 2025
	Land and Buildings	Equipment	Others	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2025	327,862	261,142	63,198	652,202
Reclassification	1,222	309	(1,531)	—
Additions	6,161	9,854	1,922	17,937
Disposals and sales for the year	(10,853)	(6,138)	(3,413)	(20,404)
Transfers	—	(5,567)	—	(5,567)
Impairment (**)	(26)	(233)	(6)	(265)
Total	324,366	259,367	60,170	643,903

Accumulated Depreciation
Balance as of January 1, 2025	(173,132)	(236,146)	(53,851)	(463,129)
Reclassification	(1,150)	(173)	1,323	—
Depreciation for the year (*)	(9,807)	(11,379)	(2,458)	(23,644)
Disposals and sales for the year	8,190	5,719	3,320	17,229
Transfers	—	5,055	—	5,055
Total	(175,899)	(236,924)	(51,666)	(464,489)
Balance as of December 31, 2025	148,467	22,443	8,504	179,414

	December 2024
	Land and Buildings	Equipment	Others	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2024	322,766	256,933	61,118	640,817
Additions	7,369	5,286	3,699	16,354
Disposals and sales for the year	(2,273)	(1,075)	(1,619)	(4,967)
Impairment (**) (***)	—	(2)	—	(2)
Total	327,862	261,142	63,198	652,202

Accumulated Depreciation
Balance as of January 1, 2024	(165,286)	(221,083)	(52,791)	(439,160)
Depreciation for the year (*)	(9,725)	(15,881)	(2,566)	(28,172)
Disposals and sales for the year	1,879	818	1,506	4,203
Total	(173,132)	(236,146)	(53,851)	(463,129)
Balance as of December 31, 2024	154,730	24,996	9,347	189,073

(*)	See Note No. 37 about Depreciation and Amortization.
(**)	See Note No. 38 Impairment of non-financial assets.
(***)	Does not include provision for write-off of Property for Ch$1,119 million as of December 31, 2024.